Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss for the year	$ (98,388)	$ (149,619)	$ (185,410)
Items not involving cash:
Depreciation and amortization	13,654	18,666	16,288
Stock-based compensation expense	14,871	9,683	14,283
Unrealized foreign exchange gain	(11,601)	(3,434)	(15,168)
Deferred income tax (recovery) expense	(514)	(1,185)	(541)
Income from investments accounted for by the equity method	(18,317)	(14,222)	(13,444)
Amortization of long-term debt	876	2,139	1,643
Impairment of long lived assets	4,015	5,238	4,838
Inventory write-downs to net realizable value	8,743	2,102	4,925
Provision for inventory purchase commitments	0	4,106	0
Intangible impairment	0	5,823	1,721
Goodwill impairment	18,707	18,543	34,964
Change in fair value of derivative liability and bad debt expense	587	1,338	(37)
Changes in non-cash operating working capital:
Accounts receivable	975	11,629	(12,289)
Inventories	(5,997)	(1,367)	5,179
Prepaid expenses	661	(556)	513
Accounts payable and accrued liabilities	9,526	(4,749)	(2,064)
Deferred revenue	(1,507)	(5,096)	5,208
Warranty liability	(5,359)	(5,797)	22,602
Net cash provided by operating activities	(69,068)	(106,758)	(116,789)
Cash flows from investing activities:
Purchase of property, plant and equipment	(4,845)	(10,249)	(26,450)
Maturity (purchase) of short-term investments, net	0	31,369	(5,771)
Acquisitions, net of acquired cash (note 4)	787	(3,053)	1,178
Dividends received from joint ventures	20,464	3,200	8,287
Net cash used in investing activities	16,406	21,267	(22,756)
Cash flows from financing activities:
Repayment of long term facilities	(8,308)	(9,540)	(13,678)
Increase in operating lines of credit	5,432	17,797	0
Finance costs incurred	0	(2,033)	0
Proceeds from stock options exercised	0	242	741
Shares issued for cash	0	0	152,340
Share issuance costs	0	0	(5,065)
Net cash used in financing activities	(2,876)	6,466	134,338
Effect of foreign exchange on cash and cash equivalents	(10,601)	(6,206)	(5,238)
(Decrease) increase in cash and cash equivalents	(66,139)	(85,231)	(10,445)
Cash and cash equivalents, beginning of period	93,282	178,513	188,958
Cash and cash equivalents, end of period	27,143	93,282	178,513
Supplementary information:
Interest paid	4,551	4,702	3,911
Taxes paid, net of refunds	1,238	871	1,321
Non-cash transactions:
Shares issued on exercise of performance share units	$ 5,010	$ 10,701	$ 10,599